Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Satellites in-orbit
Satellites and equipment
Schedule of estimated useful lives
	Original useful life (Years)	Remaining economic life at December 31, 2013 (Years)
Satellites in-orbit - are as follows:
Satmex 8	15	21.93
Satmex 6	15	9.39
Satmex 5	15	7.65

Equipment
Satellites and equipment
Schedule of estimated useful lives
Original useful life (Years)

Equipment:
Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Equipment and antennas	10